UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23075

Nuveen High Income November 2021 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHB

Nuveen High Income November 2021 Target Term Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 130.0% (100.0% of Total Investments)

	CORPORATE BONDS – 128.7% (99.0% of Total Investments)

	Aerospace & Defense – 2.5%

$750	Bombardier Inc., 144A	7.750%	3/15/20	B	$800,625
1,000	Bombardier Inc., 144A	8.750%	12/01/21	B	1,095,000
5,750	Bombardier Inc., 144A	5.750%	3/15/22	B	5,627,813
6,593	Triumph Group Inc.	4.875%	4/01/21	B1	6,362,244
14,093	Total Aerospace & Defense				13,885,682

	Airlines – 1.9%

1,500	Air Canada, 144A	7.750%	4/15/21	BB–	1,687,500
2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,278,125
1,500	United Continental Holdings Inc.	6.000%	12/01/20	BB	1,593,750
4,950	Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B–	5,135,624
10,200	Total Airlines				10,694,999

	Automobiles – 0.8%

1,000	Aston Martin Capital Holdings Ltd, 144A, (WI/DD)	6.500%	4/15/22	B3	1,000,000
3,350	Fiat Chrysler Automobiles NV	4.500%	4/15/20	BB	3,412,813
4,350	Total Automobiles				4,412,813

	Banks – 1.4%

3,000	CIT Group Inc.	5.375%	5/15/20	BB+	3,196,890
4,500	Popular Inc.	7.000%	7/01/19	BB–	4,696,875
7,500	Total Banks				7,893,765

	Building Products – 0.8%

1,000	Euramax International Inc., 144A	12.000%	8/15/20	B–	1,095,000
3,325	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB–	3,424,750
4,325	Total Building Products				4,519,750

	Capital Markets – 0.8%

4,550	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	4,663,750

	Chemicals – 3.4%

2,000	CF Industries Inc., 144A	3.400%	12/01/21	BBB–	1,997,580
1,500	CF Industries Inc.	7.125%	5/01/20	BB+	1,633,035
1,250	Hexion Inc., 144A	10.375%	2/01/22	CCC+	1,243,750
3,000	Hexion Inc.	6.625%	4/15/20	CCC+	2,752,500
1,300	Huntsman International LLC	4.875%	11/15/20	B1	1,355,250
500	Momentive Performance Materials Inc.	3.880%	10/24/21	B–	491,875
6,130	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	6,359,875
3,000	Tronox Finance LLC, 144A	7.500%	3/15/22	B–	3,090,000
18,680	Total Chemicals				18,923,865

	Commercial Services & Supplies – 3.4%

5,345	ADT Corporation	6.250%	10/15/21	BB–	5,809,481
875	APX Group, Inc.	6.375%	12/01/19	B1	900,156
3,967	APX Group, Inc.	8.750%	12/01/20	CCC+	4,105,845
4,645	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	5,028,213
2,500	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	2,687,500
500	R.R. Donnelley & Sons Company	7.000%	2/15/22	B+	507,500
17,832	Total Commercial Services & Supplies				19,038,695

NUVEEN	1

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering – 0.7%

$1,328	AECOM Global II LLC / URS FOX US LP	5.000%	4/01/22	BB–	$1,337,960
2,250	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	2,295,000
3,578	Total Construction & Engineering				3,632,960

	Construction Materials – 0.6%

3,000	Cemex SAB de CV, 144A	7.250%	1/15/21	BB–	3,210,000

	Consumer Finance – 5.9%

3,500	Ally Financial Inc.	4.125%	2/13/22	BB+	3,506,545
3,000	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	3,210,000
7,352	Credit Acceptance Corporation	6.125%	2/15/21	BB	7,333,620
1,500	Enova International, Inc.	9.750%	6/01/21	B–	1,522,500
2,000	Navient Corporation	6.625%	7/26/21	BB	2,070,000
10,950	OneMain Financial Holdings, Inc., 144A	7.250%	12/15/21	B	11,470,125
4,000	SLM Corporation	7.250%	1/25/22	BB	4,153,800
32,302	Total Consumer Finance				33,266,590

	Containers & Packaging – 2.2%

3,650	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	6.000%	6/30/21	B3	3,759,500
5,095	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	5,018,575
3,235	Owens-Brockway Glass Containers, 144A	5.000%	1/15/22	BB–	3,328,006
11,980	Total Containers & Packaging				12,106,081

	Diversified Financial Services – 4.9%

6,475	Fly Leasing Limited	6.375%	10/15/21	BB–	6,653,062
4,500	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	4,539,375
2,500	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	2,650,000
6,527	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	6,608,588
4,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	4,070,000
3,157	PHH Corporation	6.375%	8/15/21	B1	3,180,678
27,159	Total Diversified Financial Services				27,701,703

	Diversified Telecommunication Services – 4.0%

9,000	CenturyLink Inc.	5.800%	3/15/22	BB+	9,275,130
1,500	Frontier Communications Corporation	9.250%	7/01/21	BB–	1,515,000
6,750	Frontier Communications Corporation	8.750%	4/15/22	BB–	6,530,625
5,450	Windstream Corporation	7.750%	10/01/21	BB–	5,368,250
22,700	Total Diversified Telecommunication Services				22,689,005

	Electric Utilities – 0.9%

1,000	DCP Midstream Operating LP	4.750%	9/30/21	BB+	1,017,000
4,000	Talen Energy Supply LLC	4.625%	7/15/19	B	4,090,000
5,000	Total Electric Utilities				5,107,000

	Electronic Equipment, Instruments & Components – 0.7%

4,000	Anixter Inc.	5.125%	10/01/21	BB+	4,160,000

	Energy Equipment & Services – 1.6%

3,900	McDermott International Inc., 144A	8.000%	5/01/21	BB	3,978,000
2,000	Resolute Energy Corporation	8.500%	5/01/20	Caa1	2,020,000
2,916	SESI, LLC	7.125%	12/15/21	BB–	2,952,450
8,816	Total Energy Equipment & Services				8,950,450

	Equity Real Estate Investment Trusts – 3.4%

3,248	CoreCivic, Inc.	4.125%	4/01/20	Ba1	3,312,960
3,604	Geo Group Inc.	5.875%	1/15/22	B+	3,721,130
2,500	Iron Mountain Inc., 144A	4.375%	6/01/21	BB–	2,568,750
5,540	iStar Inc.	6.500%	7/01/21	B+	5,692,350

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trusts (continued)

$3,847	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	$4,000,880
18,739	Total Equity Real Estate Investment Trusts				19,296,070

	Food & Staples Retailing – 0.6%

3,500	Supervalu Inc.	6.750%	6/01/21	B–	3,482,500

	Food Products – 0.1%

360	JBS USA LLC	7.250%	6/01/21	BB+	369,900

	Gas Utilities – 0.7%

4,100	Ferrellgas LP	6.750%	1/15/22	B	3,874,500

	Health Care Equipment & Supplies – 1.8%

1,550	Tenet Healthcare Corporation, 144A	7.500%	1/01/22	Ba3	1,674,000
5,030	Tenet Healthcare Corporation	4.375%	10/01/21	BB–	5,030,000
3,000	Tenet Healthcare Corporation	8.125%	4/01/22	B–	3,127,500
9,580	Total Health Care Equipment & Supplies				9,831,500

	Health Care Providers & Services – 5.6%

1,650	Acadia Healthcare	6.125%	3/15/21	B	1,687,125
500	Community Health Systems, Inc.	7.125%	7/15/20	CCC+	458,125
7,000	Community Health Systems, Inc.	5.125%	8/01/21	BB	6,921,250
7,000	HCA Inc.	7.500%	2/15/22	BB	8,006,250
6,509	Kindred Healthcare Inc.	6.375%	4/15/22	B–	6,069,643
3,886	Lifepoint Health Inc.	5.500%	12/01/21	Ba2	4,031,725
4,500	Select Medical Corporation	6.375%	6/01/21	B–	4,545,000
31,045	Total Health Care Providers & Services				31,719,118

	Hotels, Restaurants & Leisure – 6.6%

4,075	1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	4,227,813
1,330	Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	1,386,525
6,000	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	6,405,000
5,000	MGM Resorts International Inc.	6.625%	12/15/21	BB	5,537,500
3,000	Norwegian Cruise Lines, 144A	4.750%	12/15/21	BB	3,045,000
7,505	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	8,020,968
2,750	Studio City Co Ltd, 144A	7.250%	11/30/21	BB–	2,932,188
650	Wynn Las Vegas LLC Corporation	5.375%	3/15/22	BB	665,438
5,000	Wynn Macau Limited, 144A	5.250%	10/15/21	B1	5,100,000
35,310	Total Hotels, Restaurants & Leisure				37,320,432

	Household Durables – 5.9%

3,000	Apex Tool Group, LLC (ATG), 144A	7.000%	2/01/21	B–	2,715,000
7,725	Beazer Homes USA, Inc., 144A	8.750%	3/15/22	B–	8,458,875
3,510	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	3,628,463
1,250	CalAtlantic Group Inc.	6.250%	12/15/21	BB	1,365,625
3,960	KB Home	7.000%	12/15/21	B+	4,374,572
2,500	Lennar Corporation	4.750%	4/01/21	Ba1	2,606,250
1,000	Lennar Corporation	4.125%	1/15/22	Ba1	1,008,740
3,045	Meritage Homes Corporation	7.000%	4/01/22	Ba2	3,410,400
3,550	M-I Homes Inc.	6.750%	1/15/21	BB–	3,716,637
2,000	New Home Company Inc., 144A	7.250%	4/01/22	B–	2,010,000
31,540	Total Household Durables				33,294,562

	Household Products – 1.0%

5,500	HRG Group, Inc.	7.750%	1/15/22	B	5,802,500

	Independent Power & Renewable Electricity Producers – 3.0%

2,300	Atlantica Yield PLC, 144A	7.000%	11/15/19	B+	2,415,000
6,750	DPL, Inc.	7.250%	10/15/21	Ba3	7,196,850

NUVEEN	3

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers (continued)

$7,250	Dynegy Inc.	6.750%	11/01/19	B+	$7,449,375
16,300	Total Independent Power & Renewable Electricity Producers				17,061,225

	Industrial Conglomerates – 1.6%

2,000	Icahn Enterprises Finance, 144A	6.250%	2/01/22	BB+	2,030,000
7,000	Icahn Enterprises Finance	5.875%	2/01/22	BB+	7,105,000
9,000	Total Industrial Conglomerates				9,135,000

	Insurance – 0.8%

4,897	Genworth Financial Inc.	7.625%	9/24/21	Ba3	4,627,665

	Internet and Direct Marketing Retail – 0.8%

4,230	Netflix Incorporated	5.500%	2/15/22	B+	4,494,375

	Internet Software & Services – 0.8%

4,467	Cimpress NV, 144A	7.000%	4/01/22	Ba3	4,623,345

	IT Services – 0.8%

4,500	Alliance Data Systems Corporation, 144A	5.875%	11/01/21	N/R	4,657,500

	Machinery – 1.6%

2,000	Airxcel Incorporated, 144A	8.500%	2/15/22	B	2,060,000
1,000	CNH Industrial Capital LLC	4.875%	4/01/21	Ba1	1,050,000
1,500	CNH Industrial Capital LLC	3.875%	10/15/21	Ba1	1,500,765
1,000	Joy Global, Inc.	5.125%	10/15/21	BB+	1,073,158
3,500	Navistar International Corporation	8.250%	11/01/21	B–	3,499,965
9,000	Total Machinery				9,183,888

	Media – 11.2%

3,379	AMC Entertainment Inc.	5.875%	2/15/22	B+	3,526,831
2,500	Cablevision Systems Corporation	8.000%	4/15/20	B3	2,768,750
5,325	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	5,404,875
6,580	Clear Channel International BV, 144A	8.750%	12/15/20	BB–	6,991,250
5,000	CSC Holdings Inc.	6.750%	11/15/21	B+	5,421,875
6,500	Dish DBS Corporation	6.750%	6/01/21	Ba3	7,015,938
4,250	Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	4,460,588
5,000	Nexstar Broadcasting Inc., 144A	6.125%	2/15/22	B+	5,200,000
6,425	Radio One Inc., 144A	7.375%	4/15/22	B	6,714,124
3,200	Regal Entertainment Group	5.750%	3/15/22	B+	3,340,000
8,000	Time Inc., 144A	5.750%	4/15/22	B	8,320,000
3,585	WMG Acquisition Group	6.750%	4/15/22	B–	3,768,731
59,744	Total Media				62,932,962

	Metals & Mining – 13.7%

4,500	AK Steel Corporation	7.625%	10/01/21	B–	4,668,750
3,500	Alcoa Inc.	5.870%	2/23/22	BBB–	3,777,550
6,000	Aleris International Inc., 144A	9.500%	4/01/21	B	6,450,000
6,840	Allegheny Technologies Inc.	5.950%	1/15/21	B	6,737,400
2,500	Anglo American Capital PLC, 144A	4.125%	4/15/21	BB+	2,537,500
2,000	Anglo American PLC, 144A	3.625%	5/14/20	BB+	2,015,000
2,500	ArcelorMittal	7.000%	2/25/22	Ba1	2,843,450
2,970	BlueScope Steel Limited Finance, 144A	6.500%	5/15/21	BB+	3,118,500
1,475	Cliffs Natural Resources Inc., 144A	8.250%	3/31/20	BB–	1,591,156
5,895	Constellium N.V, 144A	7.875%	4/01/21	B+	6,292,912
5,405	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB–	5,540,125
2,350	First Quantum Minerals Limited, 144A	7.000%	2/15/21	B	2,420,500
3,000	FMG Resources, 144A	9.750%	3/01/22	BBB–	3,438,750
2,000	Freeport McMoRan, Inc., 144A	6.750%	2/01/22	BB+	2,050,000
1,665	Freeport McMoRan, Inc.	3.550%	3/01/22	BB+	1,544,288
1,500	Glencore Finance Canada, 144A	4.950%	11/15/21	BBB	1,610,700

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$4,000	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	$4,020,000
2,500	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	2,643,750
3,843	Teck Resources Limited	4.750%	1/15/22	BB	3,972,701
6,335	United States Steel Corporation, 144A	8.375%	7/01/21	BB+	7,031,850
3,000	Vale Overseas Limited	4.375%	1/11/22	BBB	3,049,800
73,778	Total Metals & Mining				77,354,682

	Mortgage Real Estate Investment Trusts – 0.4%

2,000	Starwood Property Trust	5.000%	12/15/21	BB–	2,075,000

	Multiline Retail – 1.4%

7,668	J.C. Penney Corporation Inc.	5.650%	6/01/20	B+	7,591,320

	Oil, Gas & Consumable Fuels – 9.5%

4,000	Antero Resources Corporation	5.375%	11/01/21	BB	4,108,360
500	Ascent Resources – Utica LLC / AEU Finance Corporation, 144A, (WI/DD)	10.000%	4/01/22	B–	517,500
5,100	CONSOL Energy Inc.	5.875%	4/15/22	B+	5,042,624
1,250	GasLog Limited	8.875%	3/22/22	N/R	1,265,625
4,000	Genesis Energy LP	5.750%	2/15/21	B+	4,050,000
2,910	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,939,100
2,300	NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	2,346,000
2,979	Oasis Petroleum Inc.	6.875%	3/15/22	B+	3,046,028
2,500	Peabody Securities Finance Corporation, 144A	6.000%	3/31/22	Ba3	2,487,500
2,000	Petrobras Global Finance BV	8.375%	5/23/21	BB	2,262,500
750	Petrobras Global Finance BV	6.125%	1/17/22	BB	786,375
3,000	Petrobras International Finance Company	5.375%	1/27/21	BB	3,089,494
869	Rain CII Carbon LLC / CII Carbon Corporation, 144A	8.250%	1/15/21	B+	900,501
1,450	Range Resources Corporation, 144A	5.750%	6/01/21	BB+	1,486,250
2,059	Sabine Pass Liquefaction LLC	6.250%	3/15/22	BBB–	2,282,682
4,000	Southwestern Energy Company	4.100%	3/15/22	BB	3,730,000
2,500	Sunoco LP / Sunoco Finance Corp.	6.250%	4/15/21	BB–	2,556,250
1,500	Transocean Inc.	8.125%	12/15/21	B+	1,567,500
2,750	Whiting Petroleum Corporation	5.750%	3/15/21	BB–	2,732,813
500	Williams Partners LP	3.600%	3/15/22	BBB	507,134
2,500	WPX Energy Inc.	6.000%	1/15/22	B+	2,550,000
3,000	YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	3,288,030
52,417	Total Oil, Gas & Consumable Fuels				53,542,266

	Pharmaceuticals – 1.9%

5,500	Endo Finance LLC, 144A	5.750%	1/15/22	B	5,005,000
3,801	Valeant Pharmaceuticals International, 144A	5.625%	12/01/21	B–	3,059,805
2,500	Valeant Pharmaceuticals International, 144A	6.500%	3/15/22	BB–	2,571,875
11,801	Total Pharmaceuticals				10,636,680

	Professional Services – 0.6%

3,000	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	3,067,500

	Real Estate Management & Development – 3.1%

4,750	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	4,940,000
5,200	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	5,440,500
7,000	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	7,192,500
16,950	Total Real Estate Management & Development				17,573,000

	Road & Rail – 0.8%

4,500	The Hertz Corporation	7.375%	1/15/21	B	4,485,938

	Semiconductors & Semiconductor Equipment – 0.4%

2,000	Micron Technology, Inc.	5.875%	2/15/22	BB	2,090,000

NUVEEN	5

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Software – 0.7%

$4,000	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	$3,950,000

	Specialty Retail – 1.8%

6,335	GameStop Corporation, 144A	6.750%	3/15/21	Ba1	6,461,700
3,500	Gap, Inc.	5.950%	4/12/21	Baa2	3,749,374
9,835	Total Specialty Retail				10,211,074

	Technology Hardware, Storage & Peripherals – 1.5%

6,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.875%	6/15/21	BB+	6,307,806
2,100	NCR Corporation	5.875%	12/15/21	BB	2,189,250
8,100	Total Technology Hardware, Storage & Peripherals				8,497,056

	Thrifts & Mortgage Finance – 0.3%

1,500	Radian Group Inc.	7.000%	3/15/21	BB	1,659,375

	Tobacco – 0.2%

1,000	Alliance One International Inc., 144A	8.500%	4/15/21	B1	1,025,000

	Trading Companies & Distributors – 2.0%

3,328	Aircastle Limited	5.500%	2/15/22	BB+	3,569,280
7,500	Avation Capital SA, 144A	7.500%	5/27/20	B+	7,575,000
10,828	Total Trading Companies & Distributors				11,144,280

	Transportation Infrastructure – 0.5%

3,000	Navigator Holdings Limited	7.750%	2/10/21	N/R	3,005,793

	Wireless Telecommunication Services – 7.1%

4,000	Altice Financing SA, 144A	6.500%	1/15/22	BB–	4,191,960
4,000	Digicel Limited, 144A	6.000%	4/15/21	B1	3,635,000
6,675	Hughes Satellite Systems Corporation	7.625%	6/15/21	BB–	7,359,187
3,500	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	3,666,075
3,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	3,600,625
3,000	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	3,270,000
5,000	Sprint Corporation	7.250%	9/15/21	B+	5,398,450
2,440	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,479,650
6,040	Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B	6,281,600
38,155	Total Wireless Telecommunication Services				39,882,547
$702,409	Total Corporate Bonds (cost $714,380,083)				724,355,661

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.7% (0.5% of Total Investments)

	Independent Power & Renewable Electricity Producers – 0.7%

$4,000	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	$3,900,000
$4,000	Total Convertible Bonds (cost $3,902,527)				3,900,000

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.6% (0.5% of Total Investments)

	Argentina – 0.6%

$3,000	Republic of Argentina, 144A	6.875%	4/22/21	B	$3,217,500
	Total Sovereign Debt (cost $3,253,516)				3,217,500
	Total Long-Term Investments (cost $721,536,126)				731,473,161
	Borrowings – (33.8)% (3), (4)				(190,000,000)
	Other Assets Less Liabilities – 3.8%				21,333,090
	Net Assets – 100%				$562,806,251

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$724,355,661	$—	$724,355,661
Convertible Bonds	—	3,900,000	—	3,900,000
Sovereign Debt	—	3,217,500	—	3,217,500
Total	$—	$731,473,161	$—	$731,473,161

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $721,558,565.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$12,787,632
Depreciation	(2,873,036)
Net unrealized appreciation (depreciation) of investments	$9,914,596

NUVEEN	7

JHB	Nuveen High Income November 2021 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 26.0%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income November 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017